12. Share-Based Compensation (Details - Share based compensation) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation	$ 2,594,113	$ 1,513,238
Research and Development Expense [Member]
Share-based compensation	229,964	952,829
General and Administrative Expense [Member]
Share-based compensation	$ 2,364,149	$ 560,409